Earnings per Share (Details 1) In Thousands, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2013 May 2013 [Member] USD ($)	Sep. 30, 2013 May 2013 [Member] EUR (€)	Sep. 30, 2013 June 2013 [Member] USD ($)	Sep. 30, 2013 June 2013 [Member] EUR (€)	Sep. 30, 2013 July 2013 [Member] USD ($)	Sep. 30, 2013 July 2013 [Member] EUR (€)	Sep. 30, 2013 August 2013 [Member] USD ($)	Sep. 30, 2013 August 2013 [Member] EUR (€)	Sep. 30, 2013 Total [Member] USD ($)	Sep. 30, 2013 Total [Member] EUR (€)
shares repurchased (line items)
average price paid per share	68.48	68.48	69.95	69.95	64.63	64.63	64.30	64.30	66.90	66.90
total number of shares purchased as part of publicly announced plans or programs	1,078,255	1,078,255	2,502,552	2,502,552	2,972,770	2,972,770	995,374	995,374	7,548,951	7,548,951
total value of shares repurchased	$ 73,842	€ 57,107	$ 175,047	€ 132,769	$ 192,124	€ 146,916	$ 64,001	€ 48,174	$ 505,014	€ 384,966
maximum value of shares that may yet be purchased under plans or programs as of the end of the period	$ 426,458	€ 327,893	$ 255,222	€ 195,124	$ 63,996	€ 48,208